Summary of Significant Accounting Policies - Property, Plant, Equipment and Seismic Rental Equipment Useful Lives (Details)	12 Months Ended
Dec. 31, 2015
Minimum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, equipment and seismic rental equipment useful life	3 years
Minimum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant, equipment and seismic rental equipment useful life	5 years
Minimum [Member] | Rental equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, equipment and seismic rental equipment useful life	3 years
Minimum [Member] | Leased equipment and other [Member]
Property, Plant and Equipment [Line Items]
Property, plant, equipment and seismic rental equipment useful life	3 years
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, equipment and seismic rental equipment useful life	7 years
Maximum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant, equipment and seismic rental equipment useful life	25 years
Maximum [Member] | Rental equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, equipment and seismic rental equipment useful life	5 years
Maximum [Member] | Leased equipment and other [Member]
Property, Plant and Equipment [Line Items]
Property, plant, equipment and seismic rental equipment useful life	10 years